DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

Note 9 – DERIVATIVE LIABILITIES

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities that are measured at fair value on a recurring basis:

Beginning balance as of January 1, 2019	$1,094,607
Issuance of derivative liabilities	6,650,667
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(3,230,779)
Change in fair value of derivative liabilities	(788,970)
Reclassification of derivative liabilities to equity	(2,809,566)
Beginning balance as of December 31, 2019	$915,959
Issuance of derivative liabilities	2,483,532
Extinguishment of derivative liabilities in connection with convertible note repayments and exchanges	(1,165,329)
Change in fair value of derivative liabilities	2,141,069
Write-off of derivative liabilities pursuant to ASC 852	(4,375,231)
Ending balance as of December 31, 2020	$-

In applying the Multinomial Lattice and Black-Scholes option pricing models to derivatives issued and outstanding during the years ended December 31, 2020 and 2019, the Company used the following assumptions:

For the Years Ended
December 31,
	2020	2019
Risk free interest rate	0.06% - 2.16%	1.54% - 2.16%
Expected term (years)	0.12 – 5.00	0.08 – 5.00
Expected volatility	101% - 133%	91% - 133%

During the year ended December 31, 2019, the Company recorded new derivative liabilities in the aggregate amounts of $5,331,147 and $1,400,365 related to the ECOs of certain convertible notes payable and warrants subject to sequencing, respectively. See Note 7 – Notes Payable – Convertible Notes for additional details. See Note 10 – Commitments and Contingencies and Note 8 – Stockholders’ Deficit for warrants issued and deemed to be derivative liabilities.

During the year ended December 31, 2019, the Company extinguished an aggregate of $3,230,780 of derivative liabilities in connection with repayments and exchanges of certain convertible notes payable into shares of the Company’s common stock. See Note 7 – Notes Payable – Convertible Notes for additional details.

During the year ended December 31, 2019, the Company reclassified an aggregate of $2,809,566 of derivative liabilities to equity as a result of a change in the sequencing status.

On December 31, 2019, the Company recomputed the fair value of ECOs recorded as derivative liabilities to be $962,042. The Company recorded a gain on the change in fair value of these derivative liabilities of $118,600 for the year ended December 31, 2019.

On December 31, 2019, the Company recomputed the fair value of the derivative liabilities related to outstanding warrants to be $34,762. These warrants are either redeemable for cash equal to the Black-Scholes value, as defined, at the election of the warrant holder upon a fundamental transaction pursuant to the warrant terms or were issued subsequent to the commencement of sequencing. The Company recorded a gain on the change in fair value of these derivative liabilities of $670,370 for the year ended December 31, 2019.

During the year ended December 31, 2020, the Company recorded new derivative liabilities in the aggregate amount of $2,473,532 and $10,000 related to the ECOs of certain convertible notes payable and warrants subject to sequencing, respectively. See Note 7 – Notes Payable – Convertible Notes for additional details. See Note 8 – Stockholders’ Deficit for warrants issued and deemed to be derivative liabilities.

During the year ended December 31, 2020, the Company extinguished an aggregate of $1,165,329 of derivative liabilities in connection with the exchanges of certain convertible notes payable into shares of the Company’s common stock. See Note 7 – Notes Payable – Conversions, Exchanges and Other for additional details.

During the year ended December 31, 2020 and prior to the Petition Date, the Company recomputed the fair value of ECOs and warrants recorded as derivative liabilities to be $4,375,231 and $-, respectively. The Company recorded a loss on the change in fair value of these derivative liabilities of $2,141,069.

During the year ended December 31, 2020 and subsequent to the Petition Date, pursuant to ASC 852, Reorganziations, the Company wrote-off $4,375,231 of derivative liabilities related to the convertible notes included in the Chapter 11 Reorganization allowable claims. The Company recorded the write-off in Reorganization Items, net on the consolidated statement of operations as of December 31, 2020.